Putnam Investments
                                                  One Post Office Square
                                                  Boston, MA 02109
                                                  January 7, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Growth Opportunities Fund and Putnam Research Fund (the "Funds"), series of Putnam Investment Funds Trust (the "Trust") (Reg. No. 33-56339) (811-7237) Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 28 to the Funds' Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 26, 1999.

     Comments or questions concerning this certificate may be directed to Kathleen Moynihan at 1-800-225-2465, ext. 11796.

                                        Very truly yours,

                                        Putnam Growth Opportunities Fund
                                        Putnam Research Fund

                                        /s/ Gordon H. Silver
                                        By: ----------------------------
                                        Gordon H. Silver
                                        Vice President


cc:  Vanda Shellock